Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues, net	$ 42,650	$ 23,557	$ 80,303	$ 37,051	$ 93,194	$ 65,796
Operating expenses:
Marketing expenses	25,847	12,833	49,018	21,075	54,611	39,501
Sales and other expenses, including non-employee stock-based compensation of $16 and $0, respectively	3,554	3,130	6,378	4,337	11,165	14,434
Personnel expenses, including stock-based compensation of $3,920 and $15, respectively	5,752	8,527	11,324	12,662	23,422	20,658
General and administrative expenses	2,025	1,228	4,465	2,915	7,455	7,736
Information technology expenses	1,158	1,088	2,464	2,113	4,058	3,255
Provision for doubtful accounts receivable and contract assets	(121)	758	86	1,593	1,874	4,655
Depreciation and amortization	2,769	3,305	5,586	6,520	12,861	11,414
Total operating expenses	40,984	30,869	79,321	51,215	115,446	101,653
Loss from operations	1,666	(7,312)	982	(14,164)	(22,252)	(35,857)
Other income (expense):
Interest income	134	128	261	252	505	508
Interest expense	(6,601)	(5,813)	(12,830)	(11,362)	(23,683)	(20,410)
Gain on forgiveness of PPP loans					5,868
Other income (expense), net	915	(26)	764	(35)	980	(17)
Total other income, net	(3,543)	(5,711)	(9,796)	(11,145)	(16,330)	(19,919)
Loss before provision for income taxes	(1,877)	(13,023)	(8,814)	(25,309)	(38,582)	(55,776)
Provision for Benefit income taxes	(236)	(55)	(290)	(120)	(323)	14,042
Net income (loss)	$ (2,113)	$ (13,078)	$ (9,104)	$ (25,429)	$ (38,905)	$ (41,734)